RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Communication Services - 10.4%
Advertising - 0.0% (a)
Omnicom Group, Inc.	238	$17,924

Alternative Carriers - 0.0% (a)
Liberty Global Ltd. - Class A (b)	246	2,974
Lumen Technologies, Inc. (b)	711	4,942
		7,916
Broadcasting - 0.1%
Fox Corp. - Class A	237	13,841
Nexstar Media Group, Inc.	20	3,616
Paramount Skydance Corp.	395	3,563
		21,020
Cable & Satellite - 0.2%
Charter Communications, Inc. - Class A (b)	58	12,521
Comcast Corp. - Class A	2,640	75,794
EchoStar Corp. - Class A (b)	79	9,249
Sirius XM Holdings, Inc.	158	3,647
		101,211
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	5,293	153,444
Verizon Communications, Inc.	2,844	142,769
		296,213
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	197	40,163

Interactive Media & Services - 7.9%
Alphabet, Inc. - Class A	7,744	2,226,865
Meta Platforms, Inc. - Class A	1,620	926,850
		3,153,715
Movies & Entertainment - 1.2%
Netflix, Inc. (b)	3,106	298,642
Walt Disney Co.	1,343	129,438
Warner Bros Discovery, Inc. (b)	1,659	45,556
		473,636
Publishing - 0.0% (a)
News Corp. - Class A	395	9,847

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	340	71,410
Total Communication Services		4,193,055

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Consumer Discretionary - 10.1%
Apparel Retail - 0.5%
Gap, Inc.	158	$3,824
Ross Stores, Inc.	237	51,341
TJX Cos., Inc.	819	130,794
		185,959
Apparel, Accessories & Luxury Goods - 0.1%
PVH Corp.	79	5,511
Ralph Lauren Corp.	28	9,632
Tapestry, Inc.	158	22,295
VF Corp.	316	5,369
		42,807
Automobile Manufacturers - 2.5%
Ford Motor Co.	2,844	32,820
General Motors Co.	711	52,969
Rivian Automotive, Inc. - Class A (b)	553	8,323
Tesla, Inc. (b)	2,471	918,594
Thor Industries, Inc.	17	1,358
		1,014,064
Automotive Parts & Equipment - 0.1%
Aptiv PLC (b)	153	10,624
BorgWarner, Inc.	158	8,573
Lear Corp.	19	2,301
		21,498
Automotive Retail - 0.2%
Advance Auto Parts, Inc.	79	4,167
AutoNation, Inc. (b)	12	2,343
CarMax, Inc. (b)	79	3,285
Group 1 Automotive, Inc.	8	2,645
Lithia Motors, Inc.	9	2,247
O'Reilly Automotive, Inc. (b)	632	58,340
Penske Automotive Group, Inc.	7	1,047
		74,074
Broadline Retail - 3.8%
Amazon.com, Inc. (b)	7,184	1,496,212
Dillard's, Inc. - Class A	2	1,144
eBay, Inc.	316	28,762
Kohl's Corp.	79	1,019
Macy's, Inc.	158	2,858
		1,529,995
Casinos & Gaming - 0.1%
Flutter Entertainment PLC (b)	124	12,642
Las Vegas Sands Corp.	237	12,769

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
MGM Resorts International (b)	158	$5,848
		31,259
Computer & Electronics Retail - 0.0% (a)
Best Buy Co., Inc.	158	10,144

Distributors - 0.0% (a)
Genuine Parts Co.	79	8,354
LKQ Corp.	158	4,641
		12,995
Footwear - 0.1%
NIKE, Inc. - Class B	869	45,900

Home Furnishings - 0.0% (a)
Mohawk Industries, Inc. (b)	19	1,871

Home Improvement Retail - 0.9%
Home Depot, Inc.	740	243,379
Lowe's Cos., Inc.	411	97,111
		340,490
Homebuilding - 0.2%
DR Horton, Inc.	182	24,974
Lennar Corp. - Class A	158	13,721
NVR, Inc. (b)	2	13,180
PulteGroup, Inc.	158	18,582
Taylor Morrison Home Corp. (b)	68	3,960
Toll Brothers, Inc.	79	10,781
		85,198
Hotels, Resorts & Cruise Lines - 0.6%
Airbnb, Inc. - Class A (b)	273	34,475
Booking Holdings, Inc.	23	96,837
Expedia Group, Inc.	79	18,240
Hilton Worldwide Holdings, Inc.	170	51,694
Marriott International, Inc. - Class A	158	51,677
		252,923
Household Appliances - 0.0% (a)
Whirlpool Corp.	79	4,260

Housewares & Specialties - 0.0% (a)
Newell Brands, Inc.	316	1,084

Other Specialty Retail - 0.1%
Dick's Sporting Goods, Inc.	19	3,768
Tractor Supply Co.	395	17,893
		21,661

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Restaurants - 0.9%
Chipotle Mexican Grill, Inc. (b)	1,027	$32,874
Darden Restaurants, Inc.	79	15,487
DoorDash, Inc. - Class A (b)	261	39,189
McDonald's Corp.	525	163,165
Starbucks Corp.	834	74,718
Yum! Brands, Inc.	207	32,185
		357,618
Tires & Rubber - 0.0% (a)
Goodyear Tire & Rubber Co. (b)	158	1,047
Total Consumer Discretionary		4,034,847

Consumer Staples - 5.4%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	316	22,970
Bunge Global SA	79	10,049
		33,019
Brewers - 0.0% (a)
Molson Coors Beverage Co. - Class B	158	6,803

Consumer Staples Merchandise Retail - 2.0%
Costco Wholesale Corp.	325	323,840
Dollar General Corp.	158	18,759
Dollar Tree, Inc. (b)	158	17,303
Target Corp.	356	43,147
Walmart, Inc.	3,203	398,069
		801,118
Distillers & Vintners - 0.0% (a)
Constellation Brands, Inc. - Class A	107	16,050

Food Distributors - 0.1%
Performance Food Group Co. (b)	79	6,767
Sysco Corp.	395	28,176
US Foods Holding Corp. (b)	158	14,569
		49,512
Food Retail - 0.1%
Albertsons Cos., Inc. - Class A	237	4,039
Casey's General Stores, Inc.	26	18,924
Kroger Co.	474	34,299
		57,262
Household Products - 0.9%
Church & Dwight Co., Inc.	158	14,745
Colgate-Palmolive Co.	632	53,865
Kimberly-Clark Corp.	237	22,863

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Procter & Gamble Co.	1,738	$251,037
		342,510
Packaged Foods & Meats - 0.4%
Campbell's Co.	158	3,519
Conagra Brands, Inc.	316	4,967
General Mills, Inc.	395	14,702
Hershey Co.	107	22,244
Hormel Foods Corp.	237	5,368
J M Smucker Co.	79	7,619
Kraft Heinz Co.	632	14,214
McCormick & Co., Inc.	158	7,969
Mondelez International, Inc. - Class A	948	54,643
Pilgrim's Pride Corp.	30	1,133
Smithfield Foods, Inc.	32	895
Tyson Foods, Inc. - Class A	237	15,184
		152,457
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	158	11,340
Kenvue, Inc.	1,422	24,515
		35,855
Soft Drinks & Non-alcoholic Beverages - 1.0%
Coca-Cola Co.	2,607	198,262
Keurig Dr Pepper, Inc.	869	22,881
Monster Beverage Corp. (b)	474	34,346
PepsiCo, Inc.	1,027	159,483
		414,972
Tobacco - 0.7%
Altria Group, Inc.	1,264	83,411
Philip Morris International, Inc.	1,153	190,637
		274,048
Total Consumer Staples		2,183,606

Energy - 4.3%
Integrated Oil & Gas - 2.1%
Chevron Corp.	1,393	288,212
Exxon Mobil Corp.	3,112	527,982
Occidental Petroleum Corp.	474	30,810
		847,004
Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	711	43,407
Halliburton Co.	553	21,561
SLB Ltd.	1,027	52,777
		117,745

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Oil & Gas Exploration & Production - 0.8%
Antero Resources Corp. (b)	237	$10,058
APA Corp.	237	10,058
Chord Energy Corp.	40	5,687
ConocoPhillips	905	119,460
Coterra Energy, Inc.	553	19,433
Devon Energy Corp.	474	23,852
Diamondback Energy, Inc.	158	31,251
EOG Resources, Inc.	395	57,105
EQT Corp.	474	30,165
Expand Energy Corp.	158	17,345
Ovintiv, Inc.	158	9,379
		333,793
Oil & Gas Refining & Marketing - 0.5%
HF Sinclair Corp.	79	4,929
Marathon Petroleum Corp.	237	57,871
PBF Energy, Inc. - Class A	79	3,762
Phillips 66	316	57,569
Valero Energy Corp.	237	58,558
World Kinect Corp.	79	1,822
		184,511
Oil & Gas Storage & Transportation - 0.6%
Cheniere Energy, Inc.	158	44,834
Kinder Morgan, Inc.	1,422	47,680
ONEOK, Inc.	474	42,845
Targa Resources Corp.	158	39,615
Williams Cos., Inc.	869	63,246
		238,220
Total Energy		1,721,273

Financials - 12.8%
Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	65	28,886
Bank of New York Mellon Corp.	504	59,789
Blackrock, Inc.	105	100,979
Blackstone, Inc.	532	61,175
Carlyle Group, Inc.	158	7,646
Franklin Resources, Inc.	237	5,598
Invesco Ltd.	316	7,676
KKR & Co., Inc.	516	47,730
Northern Trust Corp.	158	22,052
State Street Corp.	190	24,046
T Rowe Price Group, Inc.	158	14,242
		379,819

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Commercial & Residential Mortgage Finance - 0.0% (a)
Rocket Cos., Inc. - Class A (b)	695	$9,904

Consumer Finance - 0.6%
Ally Financial, Inc.	237	9,298
American Express Co.	357	107,985
Capital One Financial Corp.	452	82,458
OneMain Holdings, Inc.	79	4,226
Synchrony Financial	254	17,277
		221,244
Diversified Banks - 3.3%
Bank of America Corp.	4,972	242,385
Citigroup, Inc.	1,343	152,310
Fifth Third Bancorp	719	33,405
First Citizens BancShares, Inc. - Class A	6	11,308
JPMorgan Chase & Co.	1,970	579,495
KeyCorp	790	15,839
PNC Financial Services Group, Inc.	287	59,722
US Bancorp	1,106	57,523
Wells Fargo & Co.	2,318	184,536
		1,336,523
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	316	35,209
Corebridge Financial, Inc.	158	3,770
		38,979
Financial Exchanges & Data - 0.9%
CME Group, Inc.	268	79,154
Coinbase Global, Inc. - Class A (b)	160	27,938
Intercontinental Exchange, Inc.	426	67,001
Moody's Corp.	109	47,551
Nasdaq, Inc.	316	26,825
S&P Global, Inc.	214	91,023
		339,492
Insurance Brokers - 0.4%
Aon PLC - Class A	158	50,999
Arthur J Gallagher & Co.	173	37,469
Marsh & McLennan Cos., Inc.	362	62,789
Willis Towers Watson PLC	79	22,965
		174,222
Investment Banking & Brokerage - 1.2%
Charles Schwab Corp.	1,233	115,877
Goldman Sachs Group, Inc.	219	185,272
Jefferies Financial Group, Inc.	79	3,260

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Morgan Stanley	894	$147,126
Raymond James Financial, Inc.	128	18,533
		470,068
Life & Health Insurance - 0.3%
Aflac, Inc.	342	37,521
Lincoln National Corp.	158	5,609
MetLife, Inc.	395	27,934
Principal Financial Group, Inc.	158	14,237
Prudential Financial, Inc.	237	23,153
Unum Group	158	11,539
		119,993
Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc. - Class B (b)	1,373	657,941

Property & Casualty Insurance - 1.1%
Allstate Corp.	177	36,699
American Financial Group, Inc.	79	10,089
American International Group, Inc.	396	29,799
Arch Capital Group Ltd. (b)	255	24,478
Chubb Ltd.	271	88,327
Cincinnati Financial Corp.	100	15,735
CNA Financial Corp.	8	367
Fidelity National Financial, Inc.	158	7,328
First American Financial Corp.	79	4,763
Hartford Insurance Group, Inc.	204	27,587
Loews Corp.	158	16,865
Markel Group, Inc. (b)	7	13,399
Old Republic International Corp.	158	6,304
Progressive Corp.	435	86,234
Travelers Cos., Inc.	158	46,086
W R Berkley Corp.	237	15,708
		429,768
Regional Banks - 0.3%
Citizens Financial Group, Inc.	316	18,950
Huntington Bancshares, Inc.	1,488	23,287
M&T Bank Corp.	121	25,013
Regions Financial Corp.	632	16,508
Truist Financial Corp.	948	43,580
Zions Bancorp NA	79	4,552
		131,890
Reinsurance - 0.0% (a)
Everest Group Ltd.	29	9,479
Reinsurance Group of America, Inc.	40	8,166
		17,645

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Transaction & Payment Processing Services - 2.0%
Block, Inc. (b)	395	$23,771
Corpay, Inc. (b)	37	10,767
Fidelity National Information Services, Inc.	395	18,529
Fiserv, Inc. (b)	395	22,041
Global Payments, Inc.	158	10,633
Mastercard, Inc. - Class A	595	297,298
PayPal Holdings, Inc.	711	32,159
Visa, Inc. - Class A	1,237	373,871
		789,069
Total Financials		5,116,557

Health Care - 9.5%
Biotechnology - 1.8%
AbbVie, Inc.	1,304	283,607
Amgen, Inc.	395	138,981
Biogen, Inc. (b)	97	17,783
Gilead Sciences, Inc.	916	127,663
Incyte Corp. (b)	79	7,435
Moderna, Inc. (b)	237	12,040
Regeneron Pharmaceuticals, Inc.	79	61,038
Vertex Pharmaceuticals, Inc. (b)	191	85,289
		733,836
Health Care Distributors - 0.4%
Cardinal Health, Inc.	183	38,670
Cencora, Inc.	122	38,325
Henry Schein, Inc. (b)	79	5,822
McKesson Corp.	85	73,556
		156,373
Health Care Equipment - 1.5%
Abbott Laboratories	1,264	129,775
Baxter International, Inc.	395	6,636
Becton Dickinson & Co.	200	31,446
Boston Scientific Corp. (b)	1,106	69,402
Edwards Lifesciences Corp. (b)	395	31,632
GE HealthCare Technologies, Inc.	316	22,493
Hologic, Inc. (b)	158	11,943
Intuitive Surgical, Inc. (b)	257	118,474
Medtronic PLC	949	82,231
STERIS PLC	79	17,469
Stryker Corp.	247	81,162
Zimmer Biomet Holdings, Inc.	158	14,286
		616,949

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Health Care Facilities - 0.2%
HCA Healthcare, Inc.	111	$52,529
Tenet Healthcare Corp. (b)	62	11,700
Universal Health Services, Inc. - Class B	42	7,517
		71,746
Health Care Services - 0.4%
Cigna Group	195	52,016
CVS Health Corp.	948	68,085
DaVita, Inc. (b)	14	2,152
Labcorp Holdings, Inc.	59	15,742
Quest Diagnostics, Inc.	79	15,482
		153,477
Health Care Supplies - 0.0% (a)
Align Technology, Inc. (b)	49	8,400
Solventum Corp. (b)	79	5,159
		13,559
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	237	27,013
Danaher Corp.	491	93,093
ICON PLC (b)	54	5,976
Illumina, Inc. (b)	107	13,189
IQVIA Holdings, Inc. (b)	118	20,124
Thermo Fisher Scientific, Inc.	279	137,137
		296,532
Managed Health Care - 0.7%
Centene Corp. (b)	395	12,932
Elevance Health, Inc.	167	48,889
Humana, Inc.	79	13,698
Molina Healthcare, Inc. (b)	22	2,933
UnitedHealth Group, Inc.	665	179,942
		258,394
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	1,501	91,036
Eli Lilly & Co.	632	581,295
Johnson & Johnson	1,786	436,570
Merck & Co., Inc.	1,837	220,973
Pfizer, Inc.	4,187	117,571
Viatris, Inc.	869	11,740
Zoetis, Inc.	284	33,571
		1,492,756
Total Health Care		3,793,622

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Industrials - 8.6%
Aerospace & Defense - 2.3%
Boeing Co. (b)	553	$110,064
General Dynamics Corp.	169	58,004
General Electric Co.	746	211,692
Howmet Aerospace, Inc.	292	67,294
Huntington Ingalls Industries, Inc.	29	11,017
L3Harris Technologies, Inc.	124	42,799
Lockheed Martin Corp.	175	105,768
Northrop Grumman Corp.	98	66,860
RTX Corp.	975	188,078
Textron, Inc.	158	13,834
TransDigm Group, Inc.	39	45,199
		920,609
Agricultural & Farm Machinery - 0.3%
AGCO Corp.	42	4,867
CNH Industrial NV	632	6,952
Deere & Co.	181	101,957
		113,776
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	79	13,120
Expeditors International of Washington, Inc.	79	11,315
FedEx Corp.	158	56,276
United Parcel Service, Inc. - Class B	553	54,404
		135,115
Building Products - 0.5%
Builders FirstSource, Inc. (b)	79	6,504
Carlisle Cos., Inc.	24	8,007
Carrier Global Corp.	632	35,588
Johnson Controls International PLC	474	62,070
Masco Corp.	158	9,539
Owens Corning	79	8,549
Trane Technologies PLC	163	67,929
		198,186
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	54	11,443
Knight-Swift Transportation Holdings, Inc.	79	4,549
Old Dominion Freight Line, Inc.	158	30,873
Ryder System, Inc.	14	2,866
		49,731
Construction & Engineering - 0.2%
AECOM	79	6,701
EMCOR Group, Inc.	31	22,888

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Quanta Services, Inc.	104	$57,098
		86,687
Construction Machinery & Heavy Transportation Equipment - 0.9%
Caterpillar, Inc.	347	245,836
Cummins, Inc.	96	51,650
PACCAR, Inc.	395	45,622
Westinghouse Air Brake Technologies Corp.	120	29,989
		373,097
Data Processing & Outsourced Services - 0.0% (a)
SS&C Technologies Holdings, Inc.	158	10,676

Diversified Support Services - 0.1%
Cintas Corp.	259	43,807

Electrical Components & Equipment - 0.6%
AMETEK, Inc.	158	33,869
Eaton Corp. PLC	285	101,936
Emerson Electric Co.	422	55,290
Rockwell Automation, Inc.	79	28,352
		219,447
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	158	34,605
Waste Management, Inc.	284	65,261
		99,866
Heavy Electrical Equipment - 0.4%
GE Vernova, Inc.	198	172,834

Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	295	59,938
ManpowerGroup, Inc.	18	530
Paychex, Inc.	237	21,833
Robert Half, Inc.	79	2,007
		84,308
Industrial Conglomerates - 0.4%
3M Co.	395	57,366
Honeywell International, Inc.	474	107,138
		164,504
Industrial Machinery & Supplies & Components - 0.6%
Dover Corp.	101	21,053
Fortive Corp.	237	13,101
Illinois Tool Works, Inc.	202	52,579
Ingersoll Rand, Inc.	316	25,318
Otis Worldwide Corp.	316	24,357
Parker-Hannifin Corp.	91	81,467

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Snap-on, Inc.	28	$10,170
Stanley Black & Decker, Inc.	79	5,614
Xylem, Inc.	158	18,881
		252,540
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	158	10,504
Southwest Airlines Co.	79	2,968
United Airlines Holdings, Inc. (b)	79	7,273
		20,745
Passenger Ground Transportation - 0.3%
Avis Budget Group, Inc. (b)	6	875
Hertz Global Holdings, Inc. (b)	79	364
Uber Technologies, Inc. (b)	1,501	107,967
		109,206
Rail Transportation - 0.5%
CSX Corp.	1,422	58,373
Norfolk Southern Corp.	158	45,346
Union Pacific Corp.	431	104,569
		208,288
Research & Consulting Services - 0.1%
Jacobs Solutions, Inc.	79	10,055
Leidos Holdings, Inc.	79	12,286
		22,341
Trading Companies & Distributors - 0.4%
AerCap Holdings NV	118	16,187
Fastenal Co.	869	40,322
Ferguson Enterprises, Inc.	158	36,855
United Rentals, Inc.	42	30,600
WESCO International, Inc.	39	10,671
WW Grainger, Inc.	32	34,906
		169,541
Total Industrials		3,455,304

Information Technology - 31.8% (c)
Application Software - 1.2%
Adobe, Inc. (b)	316	76,813
Autodesk, Inc. (b)	158	37,825
Cadence Design Systems, Inc. (b)	191	53,073
Intuit, Inc.	196	84,747
Roper Technologies, Inc.	79	27,955
Salesforce, Inc.	672	125,442
Synopsys, Inc. (b)	139	55,111
Workday, Inc. - Class A (b)	158	20,527

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Zoom Communications, Inc. - Class A (b)	158	$12,702
		494,195
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	770	94,540
Cisco Systems, Inc.	2,686	208,407
Motorola Solutions, Inc.	112	48,605
		351,552
Electronic Components - 0.5%
Amphenol Corp. - Class A	903	114,094
Corning, Inc.	589	80,086
		194,180
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (b)	121	34,167
Teledyne Technologies, Inc. (b)	29	17,545
		51,712
Electronic Manufacturing Services - 0.2%
Flex Ltd. (b)	316	20,686
Jabil, Inc.	79	20,985
TE Connectivity PLC	215	44,939
		86,610
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (b)	79	9,073
GoDaddy, Inc. - Class A (b)	99	8,184
Twilio, Inc. - Class A (b)	109	13,715
		30,972
IT Consulting & Other Services - 0.7%
Accenture PLC - Class A	474	93,989
Amdocs Ltd.	79	5,156
Cognizant Technology Solutions Corp. - Class A	395	24,233
DXC Technology Co. (b)	158	1,986
International Business Machines Corp.	668	161,917
		287,281
Semiconductor Materials & Equipment - 1.5%
Applied Materials, Inc.	593	202,681
KLA Corp.	97	142,824
Lam Research Corp.	920	196,567
Qnity Electronics, Inc.	139	16,038
Teradyne, Inc.	123	36,465
		594,575
Semiconductors - 13.0%
Advanced Micro Devices, Inc. (b)	1,185	241,064
Analog Devices, Inc.	359	114,212
Broadcom, Inc.	3,445	1,066,262
GLOBALFOUNDRIES, Inc. (b)	79	3,514

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Intel Corp. (b)	2,923	$128,992
Marvell Technology, Inc.	632	62,600
Microchip Technology, Inc.	395	25,521
Micron Technology, Inc.	825	278,718
NVIDIA Corp.	17,317	3,020,085
ON Semiconductor Corp. (b)	316	19,567
Qorvo, Inc. (b)	79	6,115
QUALCOMM, Inc.	813	104,698
Skyworks Solutions, Inc.	158	8,461
Texas Instruments, Inc.	675	131,044
		5,210,853
Systems Software - 6.1%
Fortinet, Inc. (b)	474	38,735
Gen Digital, Inc.	395	7,438
Microsoft Corp.	5,498	2,035,195
Oracle Corp.	1,265	186,094
Palo Alto Networks, Inc. (b)	593	95,070
ServiceNow, Inc. (b)	790	82,594
		2,445,126
Technology Distributors - 0.0% (a)
Arrow Electronics, Inc. (b)	18	2,581
Avnet, Inc.	79	4,868
CDW Corp.	79	9,561
Ingram Micro Holding Corp.	8	187
TD SYNNEX Corp.	26	4,386
		21,583
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	10,688	2,712,507
Dell Technologies, Inc. - Class C	237	38,899
Hewlett Packard Enterprise Co.	948	22,572
HP, Inc.	711	13,658
NetApp, Inc.	158	16,178
Sandisk Corp. (b)	102	64,805
Seagate Technology Holdings PLC	158	61,898
Western Digital Corp.	256	69,245
		2,999,762
Total Information Technology		12,768,401

Materials - 2.2%
Aluminum - 0.0% (a)
Alcoa Corp.	158	10,480

Commodity Chemicals - 0.1%
Dow, Inc.	553	23,032

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
LyondellBasell Industries NV - Class A	158	$12,728
Olin Corp.	79	2,349
Westlake Corp.	14	1,636
		39,745
Construction Materials - 0.3%
CRH PLC	510	53,611
Martin Marietta Materials, Inc.	43	25,314
Vulcan Materials Co.	97	26,413
		105,338
Copper - 0.2%
Freeport-McMoRan, Inc.	1,027	60,367
Southern Copper Corp.	80	13,691
		74,058
Diversified Chemicals - 0.0% (a)
Huntsman Corp.	158	2,103

Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	113	14,672
Corteva, Inc.	530	44,366
FMC Corp.	79	1,360
Mosaic Co.	237	6,044
		66,442
Gold - 0.2%
Newmont Corp.	807	87,358

Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	158	45,897
Linde PLC	342	169,550
		215,447
Metal, Glass & Plastic Containers - 0.0% (a)
Ball Corp.	237	14,009

Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	193	7,672
International Paper Co.	395	14,101
Packaging Corp. of America	79	16,765
Smurfit Westrock PLC	383	15,263
		53,801
Specialty Chemicals - 0.4%
Albemarle Corp.	79	14,183
Celanese Corp.	79	5,196
DuPont de Nemours, Inc.	237	10,855
Eastman Chemical Co.	79	6,029
Ecolab, Inc.	174	46,287

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
International Flavors & Fragrances, Inc.	158	$11,463
PPG Industries, Inc.	158	16,887
Sherwin-Williams Co.	169	54,173
		165,073
Steel - 0.2%
Cleveland-Cliffs, Inc. (b)	395	3,338
Nucor Corp.	158	26,718
Reliance, Inc.	32	9,725
Steel Dynamics, Inc.	106	19,080
		58,861
Total Materials		892,715

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (b)	237	32,104
Jones Lang LaSalle, Inc. (b)	34	10,347
Total Real Estate		42,451

Utilities - 2.6%
Electric Utilities - 1.7%
Alliant Energy Corp.	158	11,338
American Electric Power Co., Inc.	395	51,777
Constellation Energy Corp.	237	66,182
Duke Energy Corp.	553	72,410
Edison International	316	23,125
Entergy Corp.	316	35,506
Evergy, Inc.	158	12,943
Eversource Energy	237	16,419
Exelon Corp.	711	34,853
FirstEnergy Corp.	395	20,011
NextEra Energy, Inc.	1,556	144,521
NRG Energy, Inc.	158	23,090
PG&E Corp.	1,623	28,516
Pinnacle West Capital Corp.	79	7,959
PPL Corp.	553	21,125
Southern Co.	790	76,251
Xcel Energy, Inc.	474	37,655
		683,681
Gas Utilities - 0.1%
Atmos Energy Corp.	104	19,211
UGI Corp.	158	5,754
		24,965
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	553	7,792

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Vistra Corp.	237	$35,628
		43,420
Multi-Utilities - 0.7%
Ameren Corp.	199	21,874
CenterPoint Energy, Inc.	474	20,458
CMS Energy Corp.	237	18,386
Consolidated Edison, Inc.	237	26,824
Dominion Energy, Inc.	632	39,070
DTE Energy Co.	158	23,103
NiSource, Inc.	316	14,745
Public Service Enterprise Group, Inc.	395	31,975
Sempra	474	46,059
WEC Energy Group, Inc.	237	27,437
		269,931
Water Utilities - 0.0% (a)
American Water Works Co., Inc.	158	21,502
Total Utilities		1,043,499
TOTAL COMMON STOCKS (Cost $40,183,054)		39,245,330

REAL ESTATE INVESTMENT TRUSTS - 1.8%
Financials - 0.0% (a)
Mortgage REITs - 0.0% (a)
Annaly Capital Management, Inc.	395	8,354

Real Estate - 1.8%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	237	42,709
Equinix, Inc.	70	68,617
		111,326
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.	158	7,334
Healthpeak Properties, Inc.	553	9,086
Ventas, Inc.	316	25,842
Welltower, Inc.	515	101,821
		144,083
Hotel & Resort REITs - 0.0% (a)
Host Hotels & Resorts, Inc.	474	9,082

Industrial REITs - 0.3%
Prologis, Inc.	711	93,980

Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	99	16,172
Equity Residential	237	14,019

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares		Value
Mid-America Apartment Communities, Inc.	79		$9,647
			39,838
Office REITs - 0.0% (a)
BXP, Inc.	79		4,100

Other Specialized REITs - 0.1%
Iron Mountain, Inc.	237		24,207
VICI Properties, Inc.	790		21,583
			45,790
Retail REITs - 0.2%
Kimco Realty Corp.	474		10,651
Realty Income Corp.	632		38,666
Simon Property Group, Inc.	237		44,207
			93,524
Self-Storage REITs - 0.1%
Extra Space Storage, Inc.	158		20,718
Public Storage	112		30,339
			51,057
Single-Family Residential REITs - 0.0% (a)
Invitation Homes, Inc.	395		9,816

Telecom Tower REITs - 0.2%
American Tower Corp.	333		57,469
Crown Castle, Inc.	316		25,694
			83,163
Timber REITs - 0.1%
Weyerhaeuser Co.	553		13,510
Total Real Estate			699,269
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $695,502)			707,623

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.58% (d)	165,341		165,341
TOTAL MONEY MARKET FUNDS (Cost $165,341)			165,341

TOTAL INVESTMENTS - 100.0% (Cost $41,043,897)			$40,118,294
Other Assets in Excess of Liabilities - 0.0% (a)		0.00049	19,821
TOTAL NET ASSETS - 100.0%			$40,138,115

Percentages are stated as a percent of net assets

PLC - Public Limited Company
REIT - Real Estate Investment Trust

RACWI US ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

RACWI US ETF

4Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

RACWI US ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$39,245,330	$—	$—	$39,245,330
Real Estate Investment Trusts	707,623	—	—	707,623
Money Market Funds	165,341	—	—	165,341
Total Investments	$40,118,294	$—	$—	$40,118,294

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended March 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.